Additional Balance Sheet Information (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated depreciation	$ 110,761		$ 83,194
Amortization of Intangible Assets	$ 184,024	$ 298,444	$ 1,140,472	$ 241,253